SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2024

Security Description	Shares	Value
Common Stock (97.72%)

Brazil (5.23%)
Banco do Brasil SA	67,200	$336,487
CCR SA	166,000	373,249
Cosan SA	63,700	153,167
Klabin SA	40,700	157,777
Multiplan Empreendimentos Imobiliarios SA	76,400	359,977
Total Brazil		1,380,657

China (23.08%)
Alibaba Group Holding Ltd	24,100	341,026
ANTA Sports Products Ltd	47,700	579,559
Fuyao Glass Industry Group Co Ltd (144A)	74,000	497,388
GF Securities Co Ltd	300,400	416,578
Haier Smart Home Co Ltd	94,100	377,678
Kingsoft Corp Ltd	130,000	494,172
Kuaishou Technology (144A)*	24,500	172,870
NetEase Inc	10,000	193,604
Shandong Gold Mining Co Ltd (144A)	244,000	549,294
Tencent Holdings Ltd	27,600	1,578,540
Tsingtao Brewery Co Ltd	23,900	186,930
Zhuzhou CRRC Times Electric Co Ltd	107,000	422,571
Zijin Mining Group Co Ltd	123,748	281,129
Total China		6,091,339

Hong Kong (1.84%)
Bosideng International Holdings Ltd	844,000	484,233

Hungary (1.11%)
Richter Gedeon Nyrt	9,510	292,833

India (16.92%)
Dr Reddy’s Laboratories Ltd(a)	13,600	1,080,520
HDFC Bank Ltd(a)	17,795	1,113,255
ICICI Bank Ltd(a)	37,123	1,108,122
Infosys Ltd#	5,400	120,258
Wipro Ltd#,(a)	160,700	1,041,336
Total India		4,463,491

Indonesia (2.70%)
Harum Energy Tbk PT*	3,002,400	273,685
Indah Kiat Pulp & Paper Tbk PT	540,000	308,541
United Tractors Tbk PT	73,300	131,455
Total Indonesia		713,681

Mexico (4.89%)
Alfa SAB de CV	573,000	469,739
Kimberly-Clark de Mexico SAB de CV	135,914	220,218
Promotora y Operadora de Infraestructura SAB de CV	13,490	127,897
Regional SAB de CV	81,300	471,869
Total Mexico		1,289,723

Philippines (3.61%)
GT Capital Holdings Inc	21,200	276,407
Manila Electric Co	50,970	398,911
SM Prime Holdings Inc	480,600	277,253
Total Philippines		952,571

Poland (1.13%)
Powszechna Kasa Oszczednosci Bank Polski SA	20,500	298,176

South Africa (3.19%)
FirstRand Ltd	175,022	841,412

South Korea (13.07%)
Doosan Enerbility Co Ltd*	13,490	183,418
Hankook Tire & Technology Co Ltd	6,000	188,804
Hanmi Pharm Co Ltd	1,431	349,266
Kia Corp	4,994	378,747
Korean Air Lines Co Ltd	43,100	737,834
PSK Inc	14,800	256,734
Samsung Electronics Co Ltd	24,612	1,149,098
SK Inc	1,770	205,858
Total South Korea		3,449,759

Taiwan (18.27%)
Asustek Computer Inc	17,000	295,852
Delta Electronics Inc	10,000	119,744
Foxsemicon Integrated Technology Inc	15,000	168,287
MediaTek Inc	11,900	440,033
MPI Corp	9,000	211,575
Quanta Computer Inc	31,000	257,553
Realtek Semiconductor Corp	30,000	444,675
Taiwan Semiconductor Manufacturing Co Ltd	67,500	2,032,902
Tong Yang Industry Co Ltd	56,000	187,689
Yuanta Financial Holding Co Ltd	663,760	662,172
Total Taiwan		4,820,482

Thailand (1.74%)
Central Pattana PCL	221,800	458,392

Turkey (0.94%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	703,600	247,302

Total Common Stock (Cost $20,941,318)		25,784,051

Preferred Stock (0.89%)

Brazil (0.89%)
Itau Unibanco Holding SA	35,200	234,469

Total Preferred Stock (Cost $237,347)		234,469

Collateral Received For Securities on Loan (2.91%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.02% (Cost $767,117)	767,117	767,117

United States Treasury Bills (1.13%)
United States Treasury Bill (Cost $298,372)	300,000	298,362

Total Investments (Cost $22,244,155) (102.65%)		27,083,999
Liabilities in Excess of Other Assets (-2.65%)		(698,632)
Net Assets (100.00%)		$26,385,367

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2024, these securities had a total aggregate market value of $1,219,552, which represented approximately 4.62% of net assets.

Futures contracts at September 30, 2024
Contracts - $50 times premium / delivery month / commitment / exchange	Notional Amount	Value	Unrealized Appreciation
6 / DEC 2024 / Long / ICE	336,390	351,810	15,420

# Loaned security; a portion of the security is on loan at September 30, 2024 in the amount of $737,448

(a) A portion of these securities, a total of $1,683,473, have been pledged or segregated in connection with obligations for futures contracts.

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2024

Security Description	Shares	Value
Common Stock (95.90%)

Australia (1.80%)
Challenger Ltd	102,900	$462,456
The Lottery Corp Ltd	97,900	346,573
Total Australia		809,029

Britain (5.93%)
Associated British Foods PLC	25,423	792,992
Halma PLC	17,000	592,767
St James’s Place PLC	97,600	957,797
The Weir Group PLC	11,219	324,893
Total Britain		2,668,449

Canada (4.45%)
Barrick Gold Corp	21,300	423,697
George Weston Ltd	4,140	694,944
RioCan Real Estate Investment Trust	58,600	883,132
Total Canada		2,001,773

China (7.81%)
ANTA Sports Products Ltd	23,600	286,742
Fuyao Glass Industry Group Co Ltd (144A)	146,000	981,333
Genscript Biotech Corp*	168,000	301,265
Kingsoft Corp Ltd	141,400	537,507
Kuaishou Technology (144A)*	48,400	341,507
Tencent Holdings Ltd	13,400	766,393
WuXi XDC Cayman Inc*	136	409
Zhuzhou CRRC Times Electric Co Ltd	75,600	298,564
Total China		3,513,720

Denmark (1.68%)
Demant A/S*	19,371	756,816

France (10.39%)
Amundi SA (144A)	25,600	1,911,235
BNP Paribas SA	23,361	1,601,013
Eiffage SA	1,200	115,764
L’Oreal SA	2,340	1,047,541
Total France		4,675,553

Germany (3.06%)
Henkel AG & Co KGaA	16,200	1,377,207

Hong Kong (5.92%)
AIA Group Ltd	135,300	1,212,261
Bosideng International Holdings Ltd	1,088,200	624,340
Power Assets Holdings Ltd	129,000	826,411
SITC International Holdings Co Ltd	200	540
Total Hong Kong		2,663,552

India (3.39%)
HDFC Bank Ltd	17,768	1,111,566
ICICI Bank Ltd	13,900	414,915
Total India		1,526,481

Ireland (1.00%)
CRH PLC	4,866	451,273

Israel (2.42%)
Elbit Systems Ltd	2,500	500,250
Nice Ltd*,#	3,400	590,478
Total Israel		1,090,728

Italy (4.23%)
Eni SpA	89,821	1,368,368
Intesa Sanpaolo SpA	125,300	535,396
Total Italy		1,903,764

Japan (19.18%)
Amada Co Ltd	122,300	1,240,231
Azbil Corp	40,400	326,208
Canon Inc	40,700	1,331,794
Denso Corp	55,100	814,855
MISUMI Group Inc	43,500	783,893
Mitsubishi Electric Corp	60,300	966,436
Santen Pharmaceutical Co Ltd	103,600	1,250,264
USS Co Ltd	99,400	938,153
Yokogawa Electric Corp	38,300	973,989
Total Japan		8,625,823

Jordan (0.62%)
Hikma Pharmaceuticals PLC	11,000	281,048

Mexico (0.51%)
Promotora y Operadora de Infraestructura SAB de CV	24,000	227,542

Netherlands (0.58%)
ASM International NV	400	262,510

Singapore (1.59%)
DBS Group Holdings Ltd	24,200	716,478

South Korea (5.50%)
Kia Corp	9,021	684,156
Korean Air Lines Co Ltd	68,400	1,170,948
Orion Corp	5,000	370,092
Samsung Electronics Co Ltd	5,300	247,449
Total South Korea		2,472,645

Spain (2.48%)
CaixaBank SA	186,968	1,116,687

Sweden (3.58%)
Lifco AB	49,000	1,612,625

Switzerland (5.79%)
Nestle SA	4,905	493,786
Roche Holding AG	6,600	2,110,315
Total Switzerland		2,604,101

Taiwan (3.09%)
Taiwan Semiconductor Manufacturing Co Ltd	7,999	1,389,186

Turkey (0.90%)
Turkiye Sise ve Cam Fabrikalari AS	321,927	405,726

Total Common Stock (Cost $36,333,857)		43,152,716

Preferred Stock (2.20%)

Germany (2.20%)
FUCHS SE	15,000	727,870
Henkel AG & Co KGaA	2,800	263,133
Total Germany		991,003

Total Preferred Stock (Cost $892,245)		991,003

Collateral Received For Securities on Loan (1.31%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 5.02% (Cost $589,050)	589,050	589,050

United States Treasury Bills (1.11%)
United States Treasury Bill (Cost $497,316)	500,000	497,270

Total Investments (Cost $38,312,468) (100.52%)		45,230,039
Liabilities in Excess of Other Assets (-0.52%)		(234,964)
Net Assets (100.00%)		$44,995,075

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2024, these securities had a total aggregate market value of $3,234,075 which represented approximately 7.19% of net assets.

# Loaned security; a portion of the security is on loan at September 30, 2024 in the amount $584,573

SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) 9/30/2024

Security Description

Common Stock (1.35%)	Shares	Value

Consumer, Non-cyclical (1.28%)
Pyxus International Inc*	159,942	$463,832

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Financial (0.07%)
CBL & Associates LP(b)	1,526,000	15,260
CBL & Associates LP(b)	1,000,000	10,000
Total Financial		25,260

Total Common Stock (Cost $2,107,143)		489,092

Corporate Debt (87.05%)	Par Value	Value

Communications (5.72%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027 (144A)	1,000,000	982,262
Sirius XM Radio Inc, 3.875%, 9/1/2031 (144A)	1,250,000	1,089,067
Total Communications		2,071,329

Consumer, Cyclical (28.21%)
Acushnet Co, 7.375%, 10/15/2028 (144A)	1,250,000	1,317,698
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,000,000	1,072,500
The Bon-Ton Department Stores Inc, 8.000%, 6/15/2021(a),(b)	5,000,000	—
Cinemark USA Inc, 5.250%, 7/15/2028 (144A)	1,000,000	983,332
Cummins Inc, 5.150%, 2/20/2034	750,000	788,558
General Motors Financial Co Inc, 5.750%, 2/8/2031	750,000	774,997
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,250,000	1,087,295
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 11.000%, 4/15/2029 (144A)	531,250	534,469
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)	1,000,000	987,177
Six Flags Entertainment Corp / Six Flags Theme Parks Inc, 6.625%, 5/1/2032 (144A)	1,500,000	1,553,618
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)	1,250,000	1,110,434
Total Consumer, Cyclical		10,210,078

Consumer, Non-cyclical (24.13%)
The GEO Group Inc, 10.250%, 4/15/2031	750,000	799,347
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl, 5.750%, 4/1/2033	1,500,000	1,554,155
Kraft Heinz Foods Co, 4.375%, 6/1/2046	1,500,000	1,326,084
The Kroger Co, 5.000%, 9/15/2034	500,000	503,755
The Kroger Co, 5.500%, 9/15/2054	500,000	502,855
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 14.750%, 11/14/2028 (144A)	500,000	545,174
Roche Holdings Inc, 5.593%, 11/13/2033 (144A)	1,350,000	1,462,823
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	750,000	750,223
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)	1,250,000	1,290,151
Total Consumer, Non-cyclical		8,734,567

Energy (4.50%)
Talos Production Inc, 9.375%, 2/1/2031 (144A)	750,000	771,077
Transocean Inc, 8.000%, 2/1/2027 (144A)	858,000	857,560
Total Energy		1,628,637

Financial (21.67%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	750,000	626,528
American Homes 4 Rent LP, 5.500%, 2/1/2034	1,000,000	1,031,553
Americold Realty Operating Partnership LP, 5.409%, 9/12/2034	1,000,000	1,002,142
Iron Mountain Inc, 5.250%, 7/15/2030 (144A)	1,250,000	1,233,765
JPMorgan Chase & Co, 3.882%, 7/24/2038(c)	750,000	684,588
Macquarie Airfinance Holdings Ltd, 6.500%, 3/26/2031 (144A)	1,000,000	1,058,532
Sun Communities Operating LP, 5.700%, 1/15/2033	1,000,000	1,029,652
Visa Inc, 2.700%, 4/15/2040	1,500,000	1,178,486
Total Financial		7,845,246

Industrial (0.00%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(b)	548,153	—

Technology (2.82%)
KLA Corp, 4.700%, 2/1/2034	1,000,000	1,019,329

Total Corporate Debt (Cost $30,711,945)		31,509,186

Municipal Bonds (0.09%)	Par Value	Value

Development (0.09%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(b)	250,000	3,375
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(b)	2,050,000	27,675
Total Development		31,050

General Obligation (0.00%)
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(a)	400,000	—

Total Municipal Debt (Cost $2,280,321)		31,050

United States Treasury Bills (9.08%)

United States Treasury Bill, 0.000%, 10/29/2024 (Cost $3,288,110)	3,300,000	3,287,840

Term Loans (1.89%)
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/27/2027(c)	442,113	389,059
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027(c)	294,742	294,742
Total Term Loans (Cost $731,551)		683,801

Total Investments (Cost $39,119,070) (99.46%)		36,000,969
Other Net Assets (0.54%)		196,641
Net Assets (100.00%)		$36,197,610

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2024, these securities had a total aggregate market value of $18,718,207 which represented approximately 51.71% of net assets.

* Non income security.
# Security is illiquid.
(a) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.
(b) Defaulted security
(c) Variable rate security.

Credit Default Swaps*,**,*** (-0.61%)	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at September 30, 2024	Notional Amount	Perioid Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Depreciation
Buy Protection
CDX NA.IG.43 12/29	12/20/2029	1.00%	0.49%	10,000,000	Quarterly	(222,230)	(225,477)	3,247
Total Buy Protection						(222,230)	(225,477)	3,247

* For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

** For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

*** For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.